Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000266464 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000266464 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000266464 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000266464 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000266464 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000266464 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000266464 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000266464 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000266464 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000266464 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266464 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244815 [Member] | Novo Nordisk AS - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244815 [Member] | Canadian Natural Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244815 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244815 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244815 [Member] | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244815 [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244815 [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244815 [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244815 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244815 [Member] | HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%